Commitment and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Current liabilities for potential claims from the FIOD investigation	$ 0.5
Other significant legal proceedings	0
Rental and other operational lease expenses	13.7	9.9
Custom duties and taxes	34.3
Bank guarantee related to the vendor's credit facilities		$ 4.1